Pro Forma Combined Balance Sheets (Unaudited)	Sep. 30, 2015 USD ($)
M & A Holding Corp. [Member]
Current Assets:
Cash and cash equivalents	$ 20,982
Notes receivable
Inventories
Advances to suppliers
Advances to suppliers - related party
Prepaid expenses
Other receivables, net
Loan receivable - related party
Due from related party
Total Current Assets	$ 20,982
Plant and equipment, net
Biological assets, net
Intangible assets, net
Total Assets	$ 20,982
Current Liabilities:
Short-term loans
Accounts payable and accrued payables
Accounts payable - related party
Advances from customers
Accrued expense	$ 11,932
Due to related party	15,941
Total Current Liabilities	$ 27,873
Long-term loans
Total Liabilities	$ 27,873
Stockholders' Equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized,150,525,000 shares issued and outstanding	$ 15,053
Paid in capital
Additional paid in capital	$ 6,097
Subscription receivable
Accumulated deficit	$ (28,041)
Accumulated other comprehensive loss
Stockholders' Equity (Deficit) - Shanghai Muliang Industrial Corp. and Subsidiaries	$ (6,891)
Noncontrolling interest
Total Stockholders' Equity (Deficit)	$ (6,891)
Total Liabilities and Stockholders' Equity	20,982
Shanghai Muliang Industrial Corp. [Member]
Current Assets:
Cash and cash equivalents	$ 93,549
Notes receivable
Accounts receivable, net	$ 674,458
Accounts receivable - related party	101,103
Inventories	545,193
Advances to suppliers	35,014
Advances to suppliers - related party	$ 11,913
Prepaid expenses
Other receivables, net	$ 465,795
Loan receivable - related party
Due from related party	$ 81,147
Total Current Assets	2,008,172
Plant and equipment, net	4,596,576
Construction in progress	7,464,197
Biological assets, net	461,521
Intangible assets, net	2,704,517
Total Assets	17,234,983
Current Liabilities:
Short-term loans	849,885
Accounts payable and accrued payables	2,632,333
Accounts payable - related party	199,212
Advances from customers	37,377
Other payables	266,622
Due to related party	3,043,152
Total Current Liabilities	7,028,581
Long-term loans	6,767,604
Total Liabilities	13,796,185
Stockholders' Equity:
Paid in capital	2,416,731
Additional paid in capital	$ 14,375,625
Subscription receivable
Accumulated deficit	$ (13,162,563)
Accumulated other comprehensive loss	(182,619)
Stockholders' Equity (Deficit) - Shanghai Muliang Industrial Corp. and Subsidiaries	3,447,174
Noncontrolling interest	(8,376)
Total Stockholders' Equity (Deficit)	3,438,798
Total Liabilities and Stockholders' Equity	17,234,983
Pro Forma Combined [Member]
Current Assets:
Cash and cash equivalents	$ 158,287
Notes receivable
Accounts receivable, net	$ 674,458
Accounts receivable - related party	101,103
Inventories	545,193
Advances to suppliers	35,014
Advances to suppliers - related party	$ 11,913
Prepaid expenses
Other receivables, net	$ 465,795
Loan receivable - related party
Due from related party	$ 81,147
Total Current Assets	2,072,910
Plant and equipment, net	4,596,576
Construction in progress	7,464,197
Biological assets, net	461,521
Intangible assets, net	2,704,517
Total Assets	17,299,721
Current Liabilities:
Short-term loans	849,885
Accounts payable and accrued payables	2,632,333
Accounts payable - related party	199,212
Advances from customers	37,377
Other payables	$ 266,622
Accrued expense
Due to related party	$ 3,043,152
Total Current Liabilities	7,028,581
Long-term loans	6,767,604
Total Liabilities	13,796,185
Stockholders' Equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized,150,525,000 shares issued and outstanding	$ 28,000
Paid in capital
Additional paid in capital	$ 16,829,094
Subscription receivable
Accumulated deficit	$ (13,162,563)
Accumulated other comprehensive loss	(182,619)
Stockholders' Equity (Deficit) - Shanghai Muliang Industrial Corp. and Subsidiaries	3,511,912
Noncontrolling interest	(8,376)
Total Stockholders' Equity (Deficit)	3,503,536
Total Liabilities and Stockholders' Equity	17,299,721
Pro Forma Adjustments [Member]
Current Assets:
Cash and cash equivalents	$ (20,982)
Notes receivable
Inventories
Advances to suppliers
Advances to suppliers - related party
Prepaid expenses
Other receivables, net
Loan receivable - related party
Due from related party
Total Current Assets	$ 43,756
Plant and equipment, net
Biological assets, net
Intangible assets, net
Total Assets	$ 43,756
Current Liabilities:
Short-term loans
Accounts payable and accrued payables
Accounts payable - related party
Advances from customers
Accrued expense	$ (11,932)
Due to related party	(15,941)
Total Current Liabilities	$ (27,873)
Long-term loans
Total Liabilities	$ (27,873)
Stockholders' Equity:
Common stock, $0.0001 par value, 500,000,000 shares authorized,150,525,000 shares issued and outstanding	12,947
Paid in capital	(2,416,731)
Additional paid in capital	$ 2,447,372
Subscription receivable
Accumulated deficit	$ 28,041
Accumulated other comprehensive loss
Stockholders' Equity (Deficit) - Shanghai Muliang Industrial Corp. and Subsidiaries	$ 92,611
Noncontrolling interest
Total Stockholders' Equity (Deficit)	$ 92,611
Total Liabilities and Stockholders' Equity	$ 64,738
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Current Assets:
Cash and cash equivalents		[1]
Notes receivable		[1]
Inventories		[1]
Advances to suppliers		[1]
Advances to suppliers - related party		[1]
Prepaid expenses		[1]
Other receivables, net		[1]
Loan receivable - related party		[1]
Due from related party		[1]
Total Current Assets		[1]
Plant and equipment, net		[1]
Biological assets, net		[1]
Intangible assets, net		[1]
Current Liabilities:
Short-term loans		[1]
Accounts payable and accrued payables		[1]
Accounts payable - related party		[1]
Advances from customers		[1]
Accrued expense		[1]
Due to related party		[1]
Total Current Liabilities		[1]
Long-term loans		[1]
Total Liabilities		[1]
Stockholders' Equity:
Preferred stock		[1]
Common stock, $0.0001 par value, 500,000,000 shares authorized,150,525,000 shares issued and outstanding		[1]
Paid in capital		[1]
Additional paid in capital		[1]
Subscription receivable		[1]
Accumulated deficit		[1]
Accumulated other comprehensive loss		[1]
Stockholders' Equity (Deficit) - Shanghai Muliang Industrial Corp. and Subsidiaries		[1]
Noncontrolling interest		[1]
Total Stockholders' Equity (Deficit)		[1]
ProFormaAdjustments1Member
Current Assets:
Cash and cash equivalents	$ 64,738

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.